Capital Withdrawal Payable To General Partner	12 Months Ended
Dec. 31, 2017
Capital Withdrawal Payable To General Partner [Abstract]
Capital Withdrawal Payable To General Partner

8.    CAPITAL WITHDRAWAL PAYABLE TO GENERAL PARTNER

At December 31, 2017 and 2016, capital withdrawals payable were $1,276,588 and $2,405,883, respectively. At December 31, 2017, the capital withdrawal payable included profit share allocated to the General Partner of $926,588 and withdrawal payable to the General Partner of $350,000, respectively. At December 31, 2016,  the capital withdrawal payable included profit share allocated to the General Partner of $1,755,883 and withdrawal payable to the General Partner of $650,000, respectively.